General and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Automobile business	Mar. 31, 2010 Automobile business	Mar. 31, 2009 Automobile business	Mar. 31, 2011 Other adjustments	Mar. 31, 2011 Unallocated Fixed Production Overhead Earthquake	Mar. 31, 2011 Earthquake	Mar. 31, 2011 Earthquake Loss on Damaged Property, Plant and Equipment	Mar. 31, 2011 Earthquake Research and Development Expense	Apr. 30, 2010 Subsidiaries	Apr. 30, 2010 Subsidiaries Financing Receivables	Apr. 30, 2010 Accounting Standards Update 2009 -17 Entity
Significant Accounting Policies [Line Items]
Number of variable interest entities consolidated														10
Finance subsidiaries receivables													¥ 282,353
Finance subsidiaries, secured debt												274,329
Adjustment beginning retained earnings	1,432
Impairment loss on investments in securities	2,133	603	26,001
Impairment loss on long-lived assets excluding property on operating leases			13,591
Advertising and sales promotion costs	210,803	196,713	301,285
Impairment loss on goodwill						8,006
Carrying amount of goodwill	12,008	12,062
Weighted average number of common shares outstanding	1,806,360,505	1,814,605,803	1,814,560,728
Cost of sales, SG&A and R&D expenses	8,367,092	8,215,399	9,821,598	6,537,766	6,428,090	7,649,861	14,123		45,720
Cost of sales	6,496,841	6,414,721	7,419,582					15,062	17,450
Selling, general and administrative	¥ 1,382,660	¥ 1,337,324	¥ 1,838,819				¥ 14,123		¥ 28,270	¥ 15,647	¥ 7,723